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AB Conservative Wealth Strategy
AB Conservative Wealth Strategy
INVESTMENT OBJECTIVE
The Fund’s investment objective is to achieve a high total return without, in the opinion of the Adviser, undue risk to principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in the family of AB Mutual Funds sponsored by AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). More information about these and other discounts is available from your financial intermediary and in Investing in the Funds—Sales Charge Reduction Programs for Class A Shares on page 47 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus, and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 104 of the Fund’s Statement of Additional Information (“SAI”).
You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AB Conservative Wealth Strategy	Class A Shares		Class C Shares		Advisor Class Shares	Class R shares	Class K shares	Class I shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none	none	none
Exchange Fee	none		none		none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
[2]	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AB Conservative Wealth Strategy		Class A	Class C	Advisor Class	Class R	Class K	Class I
Management Fees		0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.10%	0.11%	0.10%	0.25%	0.20%	0.12%
Other Expenses		0.39%	0.38%	0.39%	0.38%	0.38%	0.39%
Total Other Expenses		0.49%	0.49%	0.49%	0.63%	0.58%	0.51%
Acquired Fund Fees and Expenses		0.17%	0.17%	0.17%	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses		1.46%	2.21%	1.21%	1.85%	1.55%	1.23%
Fee Waiver and/or Expense Reimbursement	[1]	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.31%	2.06%	1.06%	1.70%	1.40%	1.08%
[1]	The Adviser has contractually agreed to waive its fees and/or reimburse expenses payable by the Fund until December 31, 2021 in an amount equal to the Fund’s share of the advisory fees of any AB Mutual Funds in which the Fund invests, as included in “Acquired Fund Fees and Expenses”. In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”. Each of these agreements may only be terminated or changed with the consent of the Fund’s Board of Trustees.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waivers remain in effect for only one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AB Conservative Wealth Strategy - USD ($)	Class A	Class C		Advisor Class	Class R	Class K	Class I
After 1 Year	$ 553	$ 309	[1]	$ 108	$ 173	$ 143	$ 110
After 3 Years	853	677		369	567	475	375
After 5 Years	1,175	1,171		651	987	831	661
After 10 Years	$ 2,085	$ 2,532		$ 1,453	$ 2,157	$ 1,833	$ 1,475
[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

Portfolio Turnover
The Fund or an investment company in which the Fund invests pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Adviser allocates the Fund’s investments among a number of asset classes, including fixed-income securities, equity securities, and alternative asset classes and alternative investment strategies. The Fund seeks to have generally greater exposure to fixed-income securities than equity securities or alternative asset classes and alternative investment strategies. The Fund pursues a global strategy, typically investing in securities of issuers located in the United States and in other countries throughout the world, including emerging market countries. Investments will be made either directly or indirectly through underlying registered investment companies advised by the Adviser (each an “Underlying Portfolio”), although a majority of the Fund’s assets are expected to be invested directly.
The Fund’s investments in fixed-income securities may include corporate and sovereign debt securities as well as interest rate derivatives and credit derivatives such as credit default swaps. In selecting fixed-income securities for the Fund, the Adviser attempts to take advantage of inefficiencies that it believes exist in the global fixed-income markets. These inefficiencies arise from investor behavior, market complexity, and the investment limitations to which investors are subject. The Adviser intends to gain exposure to high-yield debt securities (commonly known as “junk bonds”) through investment in the
AB High Income Fund
, an Underlying Portfolio, and may, in the future, gain such exposure through direct investments in high-yield debt securities. Fixed-income securities in which the Fund or
AB High Income Fund
may invest may be of any credit quality or maturity.
The Fund’s investments in equity securities of issuers consist primarily of securities of large-capitalization companies and derivatives related to such securities. In selecting equity securities for the Fund, the Adviser intends to use fundamental and quantitative analysis with the goal of generating returns primarily from security selection rather than price movements in equity securities generally.
The Fund may invest in alternative investments the returns on which are expected to have low correlation with returns on equity and fixed-income securities, such as real-estate related securities and inflation-indexed securities. Alternative investment strategies that may be pursued by the Fund directly or indirectly through investment in other registered investment companies include (i) long/short equity strategies through which the Fund takes long positions in certain securities in the expectation that they will increase in value and takes short positions in other securities in the expectation that they will decrease in value; (ii) strategies that consider macroeconomic and technical factors to identify and exploit opportunities across global asset classes; and (iii) event-driven strategies that invest in the securities of companies that are expected to become the subject of major corporate events and companies in which an active role in company management has been taken or sought by a third-party investor. In order to gain exposure to real-estate related securities, the Adviser intends to invest a portion of the Fund’s assets in the
AB All Market Real Return Portfolio
, an Underlying Portfolio.
The Adviser seeks to adjust the Fund’s asset class exposure utilizing both fundamental analysis and the Adviser’s Dynamic Asset Allocation (“DAA”) approach. DAA comprises a series of analytical and forecasting tools employed by the Adviser to gauge fluctuations in the risk/return profile of various asset classes. DAA seeks to adjust the Fund’s investment exposure in changing market conditions and thereby reduce overall portfolio volatility by mitigating the effects of market fluctuations, while preserving consistent long-term return potential. For example, the Adviser may seek to reduce the Fund’s risk exposure to one or more assets classes when DAA suggests that market risks relevant to those asset classes are rising but return opportunities are declining. In addition to merely increasing or decreasing asset class exposure by buying or selling securities of that asset class, the Adviser may pursue DAA implementation for the Fund by utilizing derivatives.
The Adviser intends to utilize a variety of derivatives in its management of the Fund. As noted above, the Adviser may use derivatives to gain exposure to various asset classes, and may cause the Fund to enter into derivatives in making the adjustments called for by DAA. As a result of the use of derivatives, the Fund will frequently be leveraged, with net investment exposure in excess of net assets.
Currency exchange rate fluctuations can have a dramatic impact on returns. The Fund’s foreign currency exposures will come from investment in securities priced or denominated in foreign currencies and from direct holdings in foreign currencies and currency-related derivatives. The Adviser may seek to hedge all or a portion of the currency exposure resulting from Fund investments or decide not to hedge this exposure. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

PRINCIPAL RISKS
•
Market Risk:
The value of the Fund’s assets will fluctuate as the stock, bond or commodities markets fluctuate. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

•
Allocation Risk:
The allocation of investments among different investment styles, such as equity or debt, growth or value, U.S. or non-U.S. securities, or diversification strategies, may have a more significant effect on the Fund’s net asset value, or NAV, when one of these investments is performing more poorly than another.

•
Credit Risk:
An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

•
High Yield Debt Securities Risk:
Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

•
Interest Rate Risk:
Changes in interest rates will affect the value of the Fund’s investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Very low or negative interest rates would likely magnify the risks associated with changes in interest rates. During periods of very low or negative rates, the Fund’s returns would likely be adversely affected.

•
Foreign (Non-U.S.) Risk:
Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

•	Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

•
Emerging Market Risk:
Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

•
Alternative Investments Risk:
Many alternative investments can be volatile and may be illiquid. Their performance may have little correlation with the performance of equity or fixed-income markets, and they may not perform in accordance with expectations.

•
Derivatives Risk:
Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk.

•
Leverage Risk:
To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

•
Investment in Other Investment Companies Risk:
As with other investments, investments in other investment companies are subject to market and selection risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies in which the Fund invests (to the extent these expenses are not waived or reimbursed by the Adviser).

•
Management Risk:
The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over ten years; and

•	how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund’s website at
www.abfunds.com
(click on “Investments—Mutual Funds”).
The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Effective July 14, 2017, the Fund made certain changes to its principal strategies, including the elimination of static asset allocation targets for investment, and the modification of the strategies to increase investment in derivatives and securities of non-U.S. issuers. Accordingly, the performance shown below for periods prior to July 14, 2017 is based on the Fund’s prior principal strategies and may not be representative of the Fund’s performance under its current principal strategies.

Bar Chart
The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2020, the year-to-date unannualized return for Class A shares was -2.86%.

During the period shown in the bar chart, the Fund’s: Best Quarter was up 6.87%, 1st quarter, 2019; and Worst Quarter was down -5.74%, 4th quarter, 2018.
Performance Table Average Annual Total Returns (For the periods ended December 31, 2019)
Average Annual Total Returns - AB Conservative Wealth Strategy		1 Year	5 Years	10 Years
Class A	[1]	9.78%	2.90%	3.97%
Class A | Return After Taxes on Distributions	[1]	8.62%	1.76%	3.09%
Class A | Return After Taxes on Distributions and Sale of Fund Shares	[1]	6.14%	1.83%	2.80%
Class C		12.72%	3.02%	3.66%
Advisor Class		14.94%	4.07%	4.72%
Class R		14.12%	3.37%	4.02%
Class K		14.41%	3.70%	4.35%
Class I		14.88%	4.02%	4.69%
Bloomberg Barclays Global Aggregate Bond (USD Hedged) Index (reflects no deduction for fees, expenses, or taxes)		8.22%	3.57%	4.08%
MSCI ACWI (net) Index (reflects no deduction for fees, expenses, or taxes)	[2]	26.60%	8.41%	8.79%
[1]	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	The information for the MSCI ACWI (net) Index is presented to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.